Leases (Details Narrative) - USD ($) $ in Thousands		Mar. 31, 2024	Mar. 31, 2023
Lessee, Lease, Description [Line Items]
Property and equipment, gross		$ 7,758	$ 6,040
Accumulated depreciation and amortization	[1]	4,179	2,915
Finance Lease Arrangements [Member]
Lessee, Lease, Description [Line Items]
Property and equipment, gross		443	542
Accumulated depreciation and amortization		$ 1,127	$ 971

[1]	Property and equipment held under finance lease arrangements amounted to $443 and $542 as of March 31, 2024 and 2023, respectively. Accumulated depreciation for property and equipment held under finance lease arrangements was $1,127 and $971 as of March 31, 2024 and March 31, 2023, respectively. Depreciation expense in respect to these assets was $401 and $386 for the years ended March 31, 2024 and 2023, respectively.